Equity - Additional Information (Detail) (USD $)	1 Months Ended							6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Feb. 29, 2012	Jan. 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Aug. 31, 2011
Equity Note [Line Items]
Number of common stock shares issued	200,000			100,000
Common stock, par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Fair value of common stock shares issued	$ 33,300			$ 46,000
Number of common stock shares issued		625,000	625,000		273,972	204,081	238,095
Gross proceed from common stock shares issued		250,000	300,000		200,000	200,000	200,000	550,000	400,000	1,100,000	300,000	1,484,025	2,034,025
Dan Ferris
Equity Note [Line Items]
Common stock redeemed				7,500,000
Common stock redeemed total consideration				1.00
John G. Rhoden
Equity Note [Line Items]
Common stock redeemed				22,500,000
Common stock redeemed total consideration				$ 1.00